Right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 111,562	$ 55,608
Accumulated amortization, beginning	(36,744)	(28,610)
Balance at the beginning of the year	74,818	26,998
New contracts	64,955	68,428
Disposals and write-offs	(5,348)	(7,374)
Amortization	(36,189)	(16,935)
Remeasurement	144	1,105
Foreign exchange effect	(13,115)	2,710
Transfers		(114)
Balance at the end of the year	85,265	74,818
Cost, ending	157,708	111,562
Accumulated amortization, ending	(72,443)	(36,744)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	16,327
Accumulated amortization, beginning	(3,969)
Balance at the beginning of the year	12,358
New contracts	16,500
Disposals and write-offs	(1,792)
Amortization	(3,306)
Remeasurement	(388)
Foreign exchange effect	(1,867)
Balance at the end of the year	21,505	12,358
Cost, ending	24,592	16,327
Accumulated amortization, ending	$ (3,087)	(3,969)
Average annual amortization rates %	31.00%
Machinery Equipment And Facilities [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 75,632
Accumulated amortization, beginning	(23,832)
Balance at the beginning of the year	51,800
New contracts	43,569
Amortization	(28,001)
Remeasurement	532
Foreign exchange effect	(9,341)
Balance at the end of the year	58,559	51,800
Cost, ending	119,566	75,632
Accumulated amortization, ending	$ (61,007)	(23,832)
Average annual amortization rates %	34.00%
IT Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 1,064
Accumulated amortization, beginning	(697)
Balance at the beginning of the year	367
New contracts	293
Amortization	(263)
Foreign exchange effect	(51)
Balance at the end of the year	346	367
Cost, ending	910	1,064
Accumulated amortization, ending	$ (564)	(697)
Average annual amortization rates %	33.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 18,539
Accumulated amortization, beginning	(8,246)
Balance at the beginning of the year	10,293
New contracts	4,593
Disposals and write-offs	(3,556)
Amortization	(4,619)
Foreign exchange effect	(1,856)
Balance at the end of the year	4,855	10,293
Cost, ending	12,640	18,539
Accumulated amortization, ending	$ (7,785)	$ (8,246)
Average annual amortization rates %	34.00%